Stock-Based Compensation (Tables) 10-Q	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions	The following key assumptions were used to estimate the fair value, presented on a weighted average basis:

March 31, 2026
Expected volatility	90%
Expected term (years)	5.91
Risk free interest rate	3.77%
Expected dividend yield	$—
The following key assumptions were used to estimate the fair value, presented on a weighted average basis:

December 31, 2025
Expected volatility	90%
Expected term (years)	5.91
Risk free interest rate	3.77%
Expected dividend yield	$—

Share-Based Payment Arrangement, Option, Activity
Total option activity for the three months ended March 31, 2026 is summarized as follows:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding as of December 31, 2025	1,461,162	$9.32	9.8
Granted	14,000	$9.32	10.0
Forfeited	(79,476)	$—	—
Outstanding as of March 31, 2026	1,395,686	9.32	9.6
Stock options exercisable as of March 31, 2026	531,465	$9.32	9.6
Stock options vested and expected to vest at March 31, 2026	1,395,686	$9.32	9.6

Total option activity for the year-ended December 31, 2025 is summarized as follows:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding as of December 31, 2024	—	$—	—
Granted	1,467,222	9.32	10.0
Forfeited	(6,060)	—	—
Outstanding as of December 31, 2025	1,461,162	9.32	9.8
Stock options exercisable as of December 31, 2025	458,636	9.32	9.8
Stock options vested and expected to vest at December 31, 2025	1,461,162	9.32	9.8